Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$ 116,496	$ 104,314
Employee benefits	39,181	39,907
Federal net operating losses	94,383	4,118
Deferred payroll taxes	6,344	9,055
Lease-related item	18,462	20,890
Other	15,739	14,350
Valuation allowance	(22)	(22)
Deferred tax assets, total	290,583	192,612
Deferred tax liabilities:
Property-related items, including accelerated depreciation	843,559	785,734
Regulatory balancing accounts	77,818	4,205
Debt-related costs	2,277	2,585
Intangibles	97,860	13,511
Lease-related item	17,254	19,789
Other	20,562	13,786
Deferred tax liabilities, gross	1,059,330	839,610
Net deferred tax liabilities	768,747	646,998
Southwest Gas Corporation
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	101,133	104,314
Deferred Tax Assets, Employee benefits	(4,671)	4,806
Federal net operating losses	59,119	0
Deferred payroll taxes	892	1,810
Other	6,777	7,790
Valuation allowance	(22)	(22)
Deferred tax assets, total	163,228	118,698
Deferred tax liabilities:
Property-related items, including accelerated depreciation	703,374	680,294
Regulatory balancing accounts	77,818	4,205
Debt-related costs	2,277	2,585
Other	18,587	12,714
Deferred tax liabilities, gross	802,056	699,798
Net deferred tax liabilities	$ 638,828	$ 581,100